[PIE CHART WITH STOCKS EMPHASIS]
FUND PROFILE
October 1, 1998

THE STRONG GROWTH AND INCOME FUND
THE STRONG CORPORATE BOND FUND
THE STRONG MONEY MARKET FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.

[STRONG LOGO]
STRONG FUNDS
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WHAT ARE THE FUNDS' GOALS?
The STRONG GROWTH AND INCOME FUND seeks high total return by investing for capital growth and income.

The STRONG CORPORATE BOND FUND seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.

The STRONG MONEY MARKET FUND seeks current income, a stable share price, and daily liquidity.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?
The GROWTH AND INCOME FUND primarily focuses on the common stocks of large, dividend-paying companies. These companies typically offer well-known products and services, and may enjoy strong earnings growth. In addition, the Fund invests a limited amount of its assets in mid-size companies that have the potential for rapid growth. The Fund's manager may sell a stock when its earnings prospects decline, or when it reaches its full potential based on the manager's economic forecast.

The CORPORATE BOND FUND invests primarily in intermediate-maturity, medium- and high-quality bonds issued by U.S. companies. To increase the income it pays out, it may also invest a small portion of its assets in high-yield bonds. The Fund's average maturity will normally be between seven and twelve years. The managers may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

The MONEY MARKET FUND is managed to provide attractive yields and a stable share price of $1.00. It invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The manager may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
FOR THE GROWTH AND INCOME FUND:
GENERAL STOCK RISKS: The Fund's major risks are those of investing in the stock market. That means the Fund may experience sudden, unpredictable declines in the value of its shares, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

MEDIUM-SIZE COMPANIES: The Fund may invest in the stocks of medium-size companies. Medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

FOREIGN SECURITIES: To a limited degree, the Fund may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.

FOR THE CORPORATE BOND FUND:
BOND RISKS: The Fund's major risks are those of investing in the bond market. The market value of a bond is affected by changes in interest rates-when interest rates rise, the market value of a bond declines. Generally, the longer a bond's maturity, the greater this risk. A bond's value can also be affected by changes in the credit rating or financial condition of its issuer. Because bond values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

HIGH-YIELD BONDS: The Fund invests in medium- and lower-quality, high-yield bonds. These bonds involve greater risks, including the possibility that the issuer of the bond may not be able to make its payments of interest and principal. If that happens, the Fund's share price would decrease and its income distributions would be reduced.

ACTIVE TRADING: The CORPORATE BOND FUND'S active trading approach may increase the costs the Fund incurs. It may also increase the amount of capital-gains tax you pay on the Fund's returns.

MORTGAGE AND ASSET-BACKED SECURITIES: The Fund invests significantly in mortgage-backed and asset-backed securities. The main risk is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security in an unfavorable market, reducing the Fund's share price and its income distributions.

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MAIN RISKS OF INVESTING IN THE FUNDS, CONTINUED...

FOREIGN SECURITIES: To a limited degree, the CORPORATE BOND FUND may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.

FUTURES CONTRACTS: The Fund often uses futures contracts to manage risk or hedge against market volatility. Futures contracts provide for the future sale by one party and purchase by another party of an underlying financial instrument at a specified price on a specified date. Because their values depend on the value of an underlying financial instrument, futures contracts may involve more risk and volatility than do other fixed income securities. They may also increase the Fund's expenses and, when used for hedging, reduce the opportunity for gain.

FOR THE MONEY MARKET FUND:
NOT INSURED: Investments in the MONEY MARKET FUND are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this Fund.

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

Year   Growth and   Corporate    Money
       Income Fund  Bond Fund    Market Fund
-----  -----------  -----------  -----------
 1988       -          12.5%         7.5%
-----  -----------  -----------  -----------
 1989       -           0.4%         9.2%
-----  -----------  -----------  -----------
 1990       -          -6.2%         8.1%
-----  -----------  -----------  -----------
 1991       -          14.8%         6.1%
-----  -----------  -----------  -----------
 1992       -           9.4%         3.7%
-----  -----------  -----------  -----------
 1993       -          16.8%         2.9%
-----  -----------  -----------  -----------
 1994       -          -1.3%         4.0%
-----  -----------  -----------  -----------
 1995       -          25.4%         6.2%
-----  -----------  -----------  -----------
 1996     31.9%         5.5%         5.3%
-----  -----------  -----------  -----------
 1997     30.4%        11.9%         5.3%
-----  -----------  -----------  -----------

The Funds' year-to-date returns through 6-30-98 were: Growth and Income, 18.9%; Corporate Bond, 5.1%; and Money Market, 2.6%.

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BEST AND WORST QUARTERLY PERFORMANCE

FUND NAME             BEST QUARTER RETURN   WORST QUARTER RETURN
--------------------  --------------------  ---------------------
Growth and Income     16.3% (2nd Q 1997)    0.6% (4th Q 1997)
--------------------  --------------------  ---------------------
Corporate Bond        7.7% (2nd Q 1995)    -4.4% (4th Q 1989)
-----------------     --------------------  ---------------------
Money Market          2.4% (2nd Q 1989)     0.7% (2nd Q 1993)
-----------------     --------------------  ---------------------

AVERAGE ANNUAL TOTAL RETURNS
AS OF 6-30-98
FUND/INDEX             1-YEAR     5-YEAR     10-YEAR     SINCE INCEPTION
GROWTH AND INCOME      32.18%                           33.12% (12-29-95)
S&P 500 Index          30.16%                           30.09%
CORPORATE BOND         12.58%     10.27%      8.22%     10.07% (12-12-85)
Lehman Bros. Corp.
BAA Bond Index         11.34%      8.04%     10.05%     10.32%
MONEY MARKET            5.36%      4.99%      5.75%      5.93% (10-22-85)
Salomon Bros. 3-Month
Treasury Bill Index     5.25%      4.92%      5.57%      5.69%

The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the market for the stocks of large-size U.S. companies. The Lehman Brothers Corporate BAA Bond Index is an unmanaged index composed of all issues within the Lehman Brothers Corporate Bond Index that are rated Baa by Moody's Investor Services, Inc. The Salomon Brothers 3-Month Treasury Bill Index is an unmanaged index generally representative of the average yield of Three-Month Treasury Bills.

As of June 30, 1998, the 30-day yield for the CORPORATE BOND FUND was 6.40%. For current yield information on this Fund and the MONEY MARKET FUND, call 1-800-368-3863.

WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
The Funds are 100% no-load, so you pay no fees to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) The costs of operating the Funds are deducted from the Funds' assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.

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ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND               MANAGEMENT FEES   OTHER EXPENSES    TOTAL EXPENSES
-----------------  ----------------  ----------------  ----------------
Growth and Income  0.80%             0.40%             1.20%
-----------------  ----------------  ----------------  ----------------
Corporate Bond     0.63%             0.34%             0.96%
-----------------  ----------------  ----------------  ----------------
Money Market       0.50%             0.37%             0.87%*
-----------------  ----------------  ----------------  ----------------

*The total operating expenses for the Money Market Fund do not reflect the investment advisor's waiver of management fees and absorption of expenses during the fiscal year ended October 31, 1997. The actual total operating expenses incurred for such fiscal year after waivers and absorptions were 0.48%. These waivers and absorptions can be terminated at any time.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUNDS FOR THE TIME PERIODS INDICATED, AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUNDS' OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

FUND                1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------  --------  --------  --------  --------
Growth and Income   $122      $381      $660      $1,455
------------------  --------  --------  --------  --------
Corporate Bond      $98       $306      $531      $1,178
------------------  --------  --------  --------  --------
Money Market        $89       $278      $482      $1,073
------------------  --------  --------  --------  --------

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds.

Rimas M. Milaitis is the GROWTH AND INCOME FUND'S portfolio manager, and has managed the Fund since its inception in December 1995. He has 11 years of investment experience. Before joining Strong, he was with Aon Advisors, where he managed conservative equity portfolios for four years.

Jay N. Mueller manages the MONEY MARKET FUND. He joined Strong as a portfolio manager in September 1991, and has 15 years of investment experience.

Jeffrey A. Koch co-manages the CORPORATE BOND FUND. He joined Strong as a portfolio manager and securities analyst in June 1989. He has nine years of investment experience.

John T. Bender co-manages the CORPORATE BOND FUND. He joined Strong's accounting department in February 1987, became a trader in November 1988, an analyst in October 1990, and a portfolio co-manager in March 1996. He has nine years of investment experience.

Ivor E. Schucking co-manages the CORPORATE BOND FUND. He joined Strong in January 1996 as a senior research analyst, and became a portfolio manager in May 1998. He previously spent three years as a credit analyst at Pacific Investment Management Company.
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HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account, $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

HOW CAN I SELL FUND SHARES?
There are several ways you can sell (redeem) your Fund shares.

- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The GROWTH AND INCOME FUND may earn income from dividends on the stocks in the portfolio, and may realize capital gains from appreciation on its holdings. The Fund intends to declare income quarterly, and capital gains annually. The CORPORATE BOND and MONEY MARKET FUNDS may pay income from interest on the bonds in their portfolios, and the CORPORATE BOND FUND may realize capital gains from appreciation on its holdings. The MONEY MARKET and CORPORATE BOND FUNDS declare income each business day and distribute it monthly, and

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declare and distribute capital gains annually. Income will provide the entire return of the MONEY MARKET FUND.

Unless you elect otherwise, all distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Funds' income and capital-gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Systematic withdrawal plans
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

[STRONG LOGO]
STRONG FUNDS
P.O. Box 2936, Milwaukee, Wisconsin 53201
Strong Funds Distributors, Inc.         8806H98

merill code

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